Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Income allocable to common stock
Net loss					$ (17,321,000)	$ (6,928,000)	$ (15,424,000)	$ (8,926,000)
Net income (loss) attributable to common stock	$ (9,986,000)		$ (3,667,000)		(17,321,000)	(6,928,000)	(15,424,000)	(8,926,000)
Deemed dividend to preferred stockholders							0	(9,000)
Net loss available to common stockholders	$ (9,986,000)		$ (3,667,000)		$ (17,321,000)	$ (6,928,000)	$ (15,424,000)	$ (8,935,000)
Denominator: Weighted average common stock
Weighted Average Number of Shares Outstanding, Basic and Diluted	6,535,917		5,389,336		6,471,023	5,288,692	5,496,316	3,984,247
Basic and diluted net income per share, Class A common stock	$ (1.53)		$ (0.68)		$ (2.68)	$ (1.31)	$ (2.81)	$ (2.24)
DMY TECHNOLOGY GROUP, INC. III [Member]
Numerator: Income allocable to common stock
Net loss				$ (16,214,598)	$ (9,957,702)
Net income (loss) attributable to common stock	$ (7,930,260)	$ (2,027,442)		$ (16,214,598)	(9,957,702)
Common Class A [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Numerator: Income allocable to common stock
Income from investments held in Trust Account	6,545				53,369
Less: Company's portion available to be withdrawn to pay taxes	(6,545)				(53,369)
Net income (loss) attributable to common stock	$ 0				$ 0
Denominator: Weighted average common stock
Weighted Average Number of Shares Outstanding, Basic and Diluted	30,000,000			30,000,000	30,000,000
Basic and diluted net income per share, Class A common stock	$ 0			$ 0.00	$ 0
Common Class B [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Numerator: Income allocable to common stock
Net loss	$ (7,930,260)				$ (9,957,702)
Net income (loss) attributable to common stock	0			$ 7,200,000	0
Net loss available to common stockholders	$ (7,930,260)				$ (9,957,702)
Denominator: Weighted average common stock
Weighted Average Number of Shares Outstanding, Basic and Diluted	7,500,000			7,156,250	7,500,000
Basic and diluted net income per share, Class A common stock	$ (1.06)			$ (1.24)	$ (1.33)